Additional Financial Information of Parent Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Mar. 13, 2024
O 2026 Q1 Dividends [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable	$ 87.5
O 2026 Q1 Dividends [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable per share	$ 0.0042
O 2026 Q1 Dividends [Member] | American Depositary Shares [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable per share	$ 0.084
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted Investments, Percent of Net Assets		25.00%
Parent Company [Member] | 2024 Dividends [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable				$ 150.0
Parent Company [Member] | 2024 Dividends [Member] | Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable per share				$ 0.0072
Parent Company [Member] | 2024 Dividends [Member] | American Depositary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable per share				$ 0.1444
Parent Company [Member] | O 2025 A Dividends [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends payable			$ 199.0